Financial Instruments - Fair Values and Risk Management - Schedule of Classification and Carrying Amounts of Group's Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 71,254	€ 85,675
Total financial liabilities	195,873	197,882
Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	71,230	85,528
Financial assets measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	24	147
Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	195,605	197,846
Financial liabilities measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	268	36
Other Non Current Receivables [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	6,124	6,396
Trade receivables [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	32,819	33,304
Other Current Receivables [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	10,617	12,218
Other current financial receivables [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,348
Cash and Cash Equivalent [member] | Financial assets measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	20,322	33,610
Long-term borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	18,720	17,353
Lease liabilities [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	57,750	62,327
Other non-current debts [Member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	465
Bank Overdrafts and Short Term Borrowings [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	23,327	22,834
Trade Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	66,477	60,888
Other Accounts Payable [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	26,706	31,719
Other non-current liabilities [member] | Financial liabilities measured at amortised cost, class [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	2,160	2,725
Forward exchange contracts [member] | Financial assets measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	24	147
Forward exchange contracts [member] | Financial liabilities measured at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	€ 268	€ 36